FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 5,982,252	$ 4,607,202
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premium	$ 5,700,168	$ 4,451,278